Amounts Related to Postretirement Plans Not Reclassified in Entirely out of Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Amortization of prior service cost	[1]	$ (3.1)	$ (0.7)
Amortization of actuarial losses	[1]	189.7	148.3
Curtailment gain	[1]		(0.6)
Total before tax		186.6	147.0
Income tax benefit		(8.5)	(5.8)
Net of tax		$ 178.1	$ 141.2

[1]	These items are included in net periodic postretirement cost (see note 16).